Organization and Basis of Presentation (Details) (USD $)	6 Months Ended									3 Months Ended		0 Months Ended
	Jun. 30, 2013 counties	Jun. 30, 2012	Jun. 30, 2013 HPGT System [Member] Meters Producers mi	Jun. 30, 2013 Midla System [Member] mi	Jun. 30, 2013 Ala Tenn System [Member] mi	Jun. 30, 2013 ArcLight [Member] ft mi	Dec. 10, 2013 ArcLight [Member] bbl	Apr. 15, 2013 High Point Infrastructure Partners, LLC [Member] ArcLight [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] Series A [Member] High Point Infrastructure Partners, LLC [Member]	Apr. 15, 2013 Issuance of Preferred Units [Member] High Point Infrastructure Partners, LLC [Member] Series A [Member]	Jul. 02, 2012 Chatom Processing, Gathering and Fraftionation Plant [Member]	Apr. 15, 2013 Debt Instrument, Fourth Amendment [Member] Revolving Credit Facility [Member] Repayment of Debt [Member] Series A [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Length of pipeline			400	370	295	600
County in which entity operates	8
Percentage of voting interests acquired								90.00%			87.40%
Contributed capital										$ 15,000,000
Preferred units issued									5,142,857	5,142,857
Number of natural gas collection receipt points						75
Water depth of natural gas collection receipt points, maximum						1,000
Transaction expenses										2,500,000
Payments on long-term debt	$ 56,546,000	$ 25,350,000										$ 12,500,000
Number of meters			40
Number of producers			32
Million barrels of storage capacity							1,300,000